Consolidated Statements of Direct Cash Flows - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows provided by Operating Activities
Receipts from the sale of goods and the rendering of services (including taxes)	$ 2,296,830,656	$ 2,388,420,701	$ 2,415,467,366
Payments for Operating Activities
Payments to suppliers for goods and services (including taxes)	(1,526,444,730)	(1,495,009,304)	(1,624,748,620)
Payments to and on behalf of employees	(199,460,816)	(221,146,637)	(210,545,781)
Other payments for operating activities (value-added taxes on purchases, sales and others)	(267,827,342)	(333,155,023)	(280,846,689)
Dividends received	601,022	1,540,090	745,805
Interest payments	(41,353,013)	(53,103,434)	(49,931,807)
Interest received	3,545,313	8,240,023	8,610,102
Income tax payments	(29,904,176)	(40,654,077)	(25,721,727)
Other cash movements (tax on bank debits Argentina and others)	(707,552)	(7,171,991)	(9,582,089)
Cash flows provided by (used in) Operating Activities	235,279,362	247,960,348	223,446,560
Cash flows provided by (used in) Investing Activities
Investment in associates	(15,615,466)	(15,570,161)	(17,586,575)
Proceeds from sale of Property, plant and equipment	260,116	99,421	70,431
Purchase of Property, plant and equipment	(121,063,273)	(168,857,680)	(128,217,485)
Purchase of intangible		(11,923,449)
Proceeds from other long term assets (term deposits over 90 days)	13,883,132	81,258,426	109,824,298
Purchase of other long term assets (term deposits over 90 days)		(41,059,494)	(77,789,768)
Payments on forward, term, option and financial exchange agreements			(217,218)
Payments on forward, term, option and financial exchange agreements	6,403,152	1,374,638
Other payments on purchase of financial instruments	(1,953,309)	(14,153,111)
Net cash flows used in Investing Activities	(118,085,648)	(168,831,410)	(113,916,317)
Cash Flows generated from (used in) Financing Activities
Proceeds from short-term loans obtained	29,850,728	71,801,741	22,188,721
Loan payments	(44,234,859)	(52,146,995)	(47,288,156)
Financial lease liability payments	(2,395,966)	(4,745,884)	(5,533,160)
Dividend payments by the reporting entity	(87,535,698)	(74,968,175)	(67,591,930)
Other inflows (outflows) of cash (Placement and payment of public obligations)	(10,319,483)	(18,286,457)
Net cash flows provided by (used in) generated by Financing Activities	(114,635,278)	(78,345,770)	(98,224,525)
Net increase in cash and cash equivalents before exchange differences	2,558,436	783,168	11,305,718
Effects of exchange differences on cash and cash equivalents	3,574,340	(5,804,932)	797,223
Effects of inflation on cash and cash equivalents in Argentina	(4,836,279)
Net decrease in cash and cash equivalents	1,296,497	(5,021,764)	12,102,941
Cash and cash equivalents at beginning of period	136,242,116	141,263,880	129,160,939
Cash and cash equivalents at end of period	$ 137,538,613	$ 136,242,116	$ 141,263,880